OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 09, 2017	Mar. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses [Abstract]
Bank charges			$ 23	$ 20
Bulyanhulu reduced operations program costs			53	0
Litigation			24	0
Miscellaneous write-offs			11	0
Other			43	15
Total other expense			154	35
Other Income:
(Gain) loss on sale of long-lived assets			(911)	42
Office closure			0	(4)
Other			(42)	(13)
Total other income			(953)	25
Total			(799)	60
Veladero | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gain (loss) on sale			718
Cerro Casale | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gain (loss) on sale			$ 193
Bald Mountain and Round Mountain | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gain (loss) on sale				(17)
Zaldívar | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gain (loss) on sale				$ (39)
Veladero
Disclosure of Discontinued Operations [Line Items]
Proportion of ownership interest sold			50.00%
Cerro Casale
Disclosure of Discontinued Operations [Line Items]
Proportion of ownership interest sold	25.00%	25.00%	25.00%